CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net Income (Loss).	$ 3,985,427	$ (1,855,673)	$ 63,165	$ (452,209)	$ (1,669,283)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization.	5,008,012	740,270	89,376	2,284,091	506,786
Accretion expense.	61,694	23,277	5,547	53,681	20,906
Share-based compensation	1,299,569	1,701,721	95,897	3,489,022	944,681
Gain on derivative put options			(73,964)		(276,736)
Gain on change in value of Ring Energy, Inc. common stock.			(160,000)
Interest expense on advances from Ring Energy, Inc.			3,122
Provision for income taxes	2,340,647			77,701	(300,324)
Stock issued as finders fee				100,000
Changes in assets and liabilities:
Accounts receivable	(892,225)	(45,956)	(38,744)	(3,470,437)	(326,943)
Prepaid expenses	(193,045)	(32,795)	(121,301)	(5,653)	87,845
Accounts payable	1,422,697	839,621	68,140	6,040,212	1,081,217
Accrued compensation			100,000		(100,000)
Net Cash Provided by Operating Activities	13,032,776	1,370,465	31,256	8,116,408	(31,851)
Cash Flows from Investing Activities
Payments to purchase oil and natural gas properties	10,974,396	1,751,342	5,144,565	5,192,441	3,684,674
Payments to develop oil and natural gas properties	(37,324,033)	(5,524,201)	(317,042)	(29,103,392)	(6,532,898)
Purchase of office equipment	(239,210)	(54,441)	(11,133)	(82,805)	(159,977)
Plugging and abandonment cost incurred				(60,544)
Net Cash Used in Investing Activities	(48,537,639)	(7,329,984)	(5,472,740)	(34,439,182)	(10,377,549)
Cash Flows From Financing Activities
Proceeds from option exercise	22,500			67,500
Proceeds from issuance of common stock	28,667,132	18,987,272		73,201,690	13,009,062
Proceeds from borrowings from Ring Energy, Inc.			850,000		1,150,000
Proceeds from issuances of common stock to Ring Energy, Inc. Shareholders					10,887,561
Proceeds from borrowings under revolving line of credit			9,244,428
Principal payments on revolving line of credit					(9,244,428)
Redemption of common stock			(4,521,572)
Capital contributions from shareholders			100,000
Capital distributions to owners			(250,000)
Net Cash Provided by Financing Activities	28,689,632	18,987,272	5,422,856	73,269,190	15,802,195
Net Increase (Decrease) in Cash	(6,815,231)	13,027,753	(18,628)	46,946,416	5,392,795
Cash at Beginning of Period	52,350,583	5,404,167	30,000	5,404,167	11,372
Cash at End of Period	45,535,352	18,431,920	11,372	52,350,583	5,404,167
Supplemental Cash Flow Information
Cash paid for interest			91,097	9,890	221,927
Noncash Investing and Financing Activities
Revision of asset retirement obligation estimate		211,691		211,691
Asset retirement obligation acquired	294,772		(269,241)		(152,148)
Asset retirement obligation incurred during development	737,969	67,352		481,296	(14,214)
Oil and gas properties acquired			6,104,391		9,689,488
Deferred tax liability assumed (net)					(1,362,665)
Payments with Ring Energy, Inc. shares			(360,000)		(4,490,001)
Issuance of common stock to Ring Energy, Inc. shareholders					13,531,760
Accounts payable assumed			(32,181)		9,893
Less: Tax benefit					(436,391)
Less: Elimination of note payable to Ring Energy, Inc.					(2,003,122)
Less: Prepaid expenses acquired					(26,942)
Less: Property and equipment acquired					(187,637)
Accounts receivable acquired			52,278
Derivative put option incurred			(350,682)
Cash payments for oil and natural gas properties acquired			5,144,565
Proceeds from issuance of common stock to Ring Energy, Inc. shareholders					10,887,561
Capital contribution of Ring Energy, Inc. common stock			$ 200,000